Share Capital and Capital Surplus - Summary of Share Capital (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	79,999,604	79,997,665	79,995,648
Total shares of ADRs outstanding, equivalent common stock shares	9,210,073
Difference between the ending balance of common stock and the par value of issued common stock due to retirement of treasury stocks	₩ 46,469
Retirement of treasury stock	9,293,790
ADRs [Member]
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	36,840,292